Note 14 - Subsequent Events	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
14.	Subsequent Events

On
July 15
and
August 30, 2019
the Company entered into
sale and leaseback agreements with Oriental Fleet International Company Limited, a non-affiliated party, for M/T Stenaweco Excellence and M/T Stenaweco Energy and M/T Stenaweco Evolution respectively. The sale of the M/T Stenaweco Excellence was concluded on the same date and the Company expects to conclude sale of the last two
vessels in the
fourth
quarter of
2019.
Following the sale, the Company has bareboat chartered back the M/T Stenaweco Excellence for a period of ten
years at a bareboat hire rates comprising of financing principal based on straight-line amortization plus interest based on the three
months Libor plus
3.90%
per day. As part of this transaction, the Company has continuous options, after the third
year, to buy back the vessels at purchase prices stipulated in the bareboat agreements depending on when the option is exercised and at the end of the ten
year period it has to buy the vessels back for
$0.001.
The gross proceeds from the sale of the M/T Stenaweco Excellence were
$25,600.
The sale and leaseback agreement for the last
two
vessels will be on similar terms, with the gross proceeds to be finally determined around the sale date.

The abovementioned sale and leaseback transactions contain, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements. The sale and leaseback agreements with Oriental Fleet International Company Limited will be accounted as a financing transactions, as control will remain with the Company and the vessels will continue to be recorded as assets on the Company’s balance sheet. In addition the Company has the obligation to repurchase the vessels.

On
July 25
and
August 9, 2019
the Company redeemed
3,043
and
1,739
Series E Preferred Shares respectively.